Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (Detail) - CIESOP [member]	12 Months Ended
	Mar. 31, 2021 shares ₨ / shares	Mar. 31, 2020 shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance	5,341,740	6,477,059
Granted during the year
Expired during the year	(1,082,229)	(658,663)
Exercised during the year
Forfeited / cancelled during the year	(944,337)	(476,656)
Options outstanding, Ending balance	3,315,174	5,341,740
Exercisable at the end of the year	3,315,174	5,341,740
Outstanding at the beginning of the year | ₨ / shares	₨ 288.2	₨ 279.2
Expired during the year | ₨ / shares	291.3	200.1
Forfeited / cancelled during the year | ₨ / shares	288.0	288.1
Outstanding at the end of the year | ₨ / shares	287.3	288.2
Exercisable at the end of the year | ₨ / shares	₨ 287.3	₨ 288.2